UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 09/30/03 Check here if Amendment [ ]; Amendment Number:
                                This Amendment (check only one.):
                                       [ ]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
Address:  645 Madison Avenue, New York, New York 10022

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
--------------------------
New York, New York
October 10, 2003

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:         0
                                           -

Form 13F Information Table Entry Total:    43
                                           ---

Form 13F Information Table Value Total:   $149,500,000(thousands)
                                           -----------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE




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
-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARED (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOT LABORATORIES            COMMON           2824100     2,734,000      64,250            X      0          0     X     0     0
ALTRIA GROUP                  COMMON          2209S103     4,422,000     100,950            X      0          0     X     0     0
AMERICAN EXPRESS              COMMON          25816109       185,000       4,100            X      0          0     X     0     0
AMEREN CORP                   COMMON          23608102     6,960,000     162,200            X      0          0     X     0     0
AMERICAN INTL GROUP           COMMON          26874107       462,000       8,000            X      0          0     X     0     0
APPLI ED BIOSYSTEMS           COMMON          38020103       335,000      15,000            X      0          0     X     0     0
BERKSHIRE HATHAWAY            COMMON          84670207       374,000         150            X      0          0     X     0     0
CELERA GENOMICS               COMMON          38020202        70,000       6,000            X      0          0     X     0     0
CHEVRON                       COMMON         166751107     4,012,000      56,150            X      0          0     X     0     0
COMPUTER SCIENCES             COMMON         205363104       293,000       7,800            X      0          0     X     0     0
CONAGRA                       COMMON         205887102     1,277,000      60,100            X      0          0     X     0     0
CON EDISON                    COMMON         209115104     7,329,000     179,800            X      0          0     X     0     0
EXXON MOBIL                   COMMON         30231G102       242,000       6,600            X      0          0     X     0     0
FANNIE MAE                    COMMON         313586109       281,000       4,000            X      0          0     X     0     0
FEDERAL HOME LOAN             COMMON         313400301     4,089,000      78,100            X      0          0     X     0     0
GENERAL ELEC                  COMMON         369604103     7,520,000     252,250            X      0          0     X     0     0
HEWLETT PACKARD               COMMON         428236103        61,000       3,162            X      0          0     X     0     0
HOME DEPOT                    COMMON         437076102     6,204,000     194,800            X      0          0     X     0     0
HONEYWELL                     COMMON         438516106        79,000       3,000            X      0          0     X     0     0
INTEL                         COMMON         458140100     4,594,000     166,980            X      0          0     X     0     0
JOHNSON & JOHNSON             COMMON         478160104     3,501,000      70,700            X      0          0     X     0     0
KEYSPAN CORP                  COMMON         49337W100     6,630,000     188,990            X      0          0     X     0     0
KIMBERLY CLARK                COMMON         494368103        87,000       1,700            X      0          0     X     0     0
LOEWS CORP                    COMMON         540424108     6,124,000     155,130            X      0          0     X     0     0
LOWES                         COMMON         548661107     8,953,000     172,500            X      0          0     X     0     0
MATTEL                        COMMON         577081102        44,000       2,300            X      0          0     X     0     0
MBIA INC                      COMMON         55262C100     8,034,000     146,150            X      0          0     X     0     0

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARED (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                    COMMON         585055106     3,969,000      84,600            X      0          0     X     0     0
MERCK                         COMMON         589331107     3,971,000      78,450            X      0          0     X     0     0
MICROSOFT                     COMMON         594918104     5,284,000     190,150            X      0          0     X     0     0
OCCIDENTAL PETROLEUM          COMMON         674599105     5,996,000     170,190            X      0          0     X     0     0
ORACLE                        COMMON         68389X105     4,110,000     366,300            X      0          0     X     0     0
PEPSICO                       COMMON         713448108       348,000       7,600            X      0          0     X     0     0
PFIZER INC                    COMMON         717081103     5,105,000     168,035            X      0          0     X     0     0
PROCTER & GAMBLE              COMMON         742718109       464,000       5,000            X      0          0     X     0     0
PROGRESS ENERGY               COMMON         743263105     5,798,000     130,400            X      0          0     X     0     0
ROYAL DUTCH                   COMMON         780257804        75,000       1,700            X      0          0     X     0     0
SBC COMMUNICATIONS            COMMON         78387G103       176,000       7,896            X      0          0     X     0     0
SOUTHERN CO                   COMMON         842587107     7,154,000     244,000            X      0          0     X     0     0
UNITED TECHNOLOGIES           COMMON         913017109     3,825,000      49,500            X      0          0     X     0     0
WAL MART                      COMMON         931142103     8,319,000     148,950            X      0          0     X     0     0
WELLS FARGO                   COMMON         949746101       448,000       8,700            X      0          0     X     0     0
WHIRLPOOL                     COMMON         963320106     9,562,000     141,100            X      0          0     X     0     0
                                                         149,500,000   3,913,433